UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended:	3/31/99

Check here if Amendment X; Amendment Number: 1
	This Amendment (check only one.):	X is a restatement.
								  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	HBK INVESTMENTS L.P.
Address:	300 CRESCENT COURT, SUITE 700
		DALLAS, TEXAS 75201

Form 13F File Number:	28-6078

	The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:	H. Michael Reese
Title:	Chief Financial Officer
Phone:	(214) 758-6160

Signature, Place, and Date of Signing:

	/X/ H. Michael Reese		Dallas, Texas		May 25, 1999

Report Type (Check only one.):

	X	13F HOLDINGS REPORT.

		13F NOTICE.

		13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	140

Form 13F Information Table Value Total:	$856,914 (thousands)

	Information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:  NONE


FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	--------	-------	---	----	--------	--------	----	------	----
Advanta Corp 	COM	007942204	511	56,800	SH		Sole		56,800	0	0
Aerial Communications Inc	COM	007655103	3,875	500,000	SH		Sole		500,000	0	0
Albertsons Inc 	COM	013104904	1,361	25,000	SH	CALL	Sole		25,000	0	0
Alliance Pharmaceutical Corp	COM	018773101	1,485	546,267	SH		Sole		546,267	0	0
Alternative Living Serv Inc	DEBT	02145KAA5	11	10,000	PRN		Sole		10,000	0	0
Alternative Living Serv Inc	DEBT	02145KAB3	13,260	4,571,000	PRN		Sole		14,571,000	0	0
Alternative Living Serv Inc	DEBT	02145KAC1	13,317	11,635,000	PRN		Sole		11,635,000	0	0
America Online Inc Del	COM	02364J954	2,940	20,000	SH	PUT	Sole		20,000	0	0
American General Corp.	COM	026351106	1,269	18,000	SH		Sole		18,000	0	0
American General Corp.	COM	026351956	4,230	60,000	SH	PUT	Sole		60,000	0	0
Ameritech Corp New	COM	030954901	8,068	140,000	SH	CALL	Sole		140,000	0	0
Ameritech Corp New	COM	030954951	2,881	50,000	SH	PUT	Sole		50,000	0	0
Ameritech Corporation	COM	030954101	1,621	28,000	SH		Sole		28,000	0	0
AMF Bowling Inc	COM	03113V109	720	180,100	SH 		Sole 		180,100	0	0
AMF Bowling Inc 	DEBT	03113VAA7	465	4,000,000	PRN 		Sole 		4,000,000	0	0
AMF Bowling Inc 	DEBT	03113VAB5	744	6,400,000	PRN 		Sole 		6,400,000	0	0
AMP Inc.	COM	031897101	48,362	900,800	SH		Sole		900,800	0	0
Assisted Living Concepts Inc	COM	04543L109	1,692	475,000	SH		Sole		475,000	0	0
At Home Corp.	COM	045919107	3,022	19,201	SH		Sole		19,201	0	0
Atmel Corp	COM	049513954	5,103	336,000	SH	PUT	Sole		336,000	0	0
Atmel Corp 	DEBT	049513AB0	32,401	106,500,000	PRN		Sole		106,500,000	0	0
Axogen Ltd	COM	G0690R108	28,672	921,200	SH		Sole		921,200	0	0
Aztec Technology Partners Inc	COM	05480L101	872	521,800	SH		Sole		521,800	0	0
Bandag Inc 	COM	059815308	1,898	79,900	SH		Sole		79,900	0	0
Bank of Tokyo - Mitsubishi Ltd	COM	065379109	337	24,800	SH		Sole		24,800	0	0
BankBoston Corp	COM	06605R906	5,994	138,400	SH	CALL	Sole		138,400	0	0
Boeing Co	COM	097023905	3,400	100,000	SH	CALL	Sole		100,000	0	0
Brightpoint Inc	COM	109473958	372	63,000	SH	PUT	Sole		63,000	0	0
Brightpoint Inc 	DEBT	109473AA6	993	4,000,000	PRN		Sole		4,000,000	0	0
Brightpoint Inc 	DEBT	109473AC2	12,477	50,275,000	PRN		Sole		50,275,000	0	0
Campbell Soup Co	COM	134429109	761	18,000	SH		Sole		18,000	0	0
Cellstar Corp	COM	150925955	519	50,000	SH	PUT	Sole		50,000	0	0
Cendant Corp	COM	151313903	1,677	105,200	SH	CALL	Sole		105,200	0	0
Chock Full O Nuts Corp	DEBT	170268AC0	542	572,000	PRN		Sole		572,000	0	0
Clorox Co Del	COM	189054909	23,438	200,000	SH	CALL	Sole		200,000	0	0
CNET Inc.	DEBT	125945AA3	23,079	16,500,000	PRN		Sole		16,500,000	0	0
Coca Cola Co	COM	191216900	6,138	100,000	SH	CALL	Sole		100,000	0	0
Coleman Inc. New	COM	193559101	22,181	2,688,663	SH		Sole		2,688,663	0	0
Coltec Inds Inc	COM	196879900	909	50,000	SH	CALL	Sole		50,000	0	0
Crescendo Pharmaceuticals Corp	COM	225637107	371	25,500	SH		Sole		25,500	0	0
Devon Energy Corp	COM	251799102	1,240	45,000	SH		Sole		45,000	0	0
Du Pont Ei De Nemours & Co	COM	263534909	21,483	370,000	SH	CALL	Sole		370,000	0	0
Eastman Kodak Co	COM	277461909	6,388	100,000	SH	CALL	Sole		100,000	0	0
Eastman Kodak Co	COM	277461959	6,388	100,000	SH	PUT	Sole		100,000	0	0
Echostar Communications New	COM	278762307	12,134	71,300	SH		Sole		71,300	0	0
Elan PLC	COM	284131208	982	14,081	SH		Sole		14,081	0	0
Elan PLC	COM	284131703	29,440	713,700	SH		Sole		713,700	0	0
Essex Intl Inc Del	COM	297025108	924	38,888	SH		Sole		38,888	0	0
Federal Mogul Corp	COM	313549107	7,291	169,564	SH		Sole		169,564	0	0
Federal Natl Mtg Assn	COM	313586109	1,662	24,000	SH		Sole		24,000	0	0
Federal Natl Mtg Assn	COM	313586959	10,388	150,000	SH	PUT	Sole		150,000	0	0
Fleet Finl Group Inc. New	COM	338915901	9,049	240,500	SH	CALL	Sole		240,500	0	0
Ford Mtr Co Del	COM	345370900	2,834	50,000	SH	CALL	Sole		50,000	0	0
Ford Mtr Co Del	COM	345370950	3,401	60,000	SH	PUT	Sole		60,000	0	0
Fuisz Technologies Ltd 	DEBT	359536AB5	4,913	7,040,000	PRN		Sole		7,040,000	0	0
Fund Amern Enterprises Hldgs	COM	360768105	918	6,900	SH		Sole		6,900	0	0
General Elec Co	COM	369604103	221	2,000	SH		Sole		2,000	0	0
General Elec Co	COM	369604953	2,213	20,000	SH	PUT	Sole		20,000	0	0
General Mills Inc	COM	370334104	1,361	18,000	SH		Sole		18,000	0	0
General Mtrs Corp	COM	370442902	9,570	110,000	SH	CALL	Sole		110,000	0	0
General Mtrs Corp	COM	370442952	8,700	100,000	SH	PUT	Sole		100,000	0	0
Heinz HJ Co	COM	423074103	863	18,000	SH		Sole		18,000	0	0
Hewlett Packard Co 	COM	428236903	6,781	100,000	SH	CALL	Sole		100,000	0	0
Hollis-Eden Pharmaceuticals	COM	435902101	2,329	126,317	SH		Sole		126,317	0	0
Household Intl Inc	COM	441815957	4,563	100,000	SH	PUT	Sole		100,000	0	0
HRPT Pptys Tr	DEBT	40426WAB7	4,994	5,202,000	PRN		Sole		5,202,000	0	0
Illinois Tool Wks Inc	COM	452308909	1,547	25,000	SH	CALL	Sole		25,000	0	0
Integrated Process Equipment	COM	45812K108	2,088	243,800	SH		Sole		243,800	0	0
Intelligent Polymers Ltd 	COM	45815V200	9,106	325,200	SH		Sole		325,200	0	0
Intimate Brands Inc	COM	461156101	5,275	109,600	SH		Sole		109,600	0	0
Investment Technology Group	COM	461450108	1,014	20,000	SH		Sole		20,000	0	0
Jacor Communications Inc. 	COM	469858138	12,869	1,271,000	SH		Sole		1,271,000	0	0
Jefferies Group Inc.	COM	472318104	1,139	24,000	SH		Sole		24,000	0	0
Kellogg Co	COM	487836108	617	18,000	SH		Sole		18,000	0	0
Kellstrom Inds Inc 	DEBT	488035AA4	2,057	2,500,000	PRN		Sole		2,500,000	0	0
Kimberly Clark Corp	COM	494368953	9,588	200,000	SH	PUT	Sole		200,000	0	0
Kimberly-Clark Corp	COM	494368103	6,472	135,000	SH		Sole		135,000	0	0
Laboratory Corp Amer Hldgs	COM	50540R201	4,676	96,414	SH		Sole		96,414	0	0
LCA-Vision Inc	COM	501803209	1,812	456,602	SH		Sole		456,602	0	0
Limited Inc	COM	532716107	14,138	356,800	SH		Sole		356,800	0	0
Mattel Inc 	COM	577081952	8,978	360,000	SH	PUT	Sole		360,000	0	0
MBL Intl Fin Bermuda Tr	DEBT	55262XAA2	18,781	16,920,000	PRN		Sole		16,920,000	0	0
MCI Worldcom Inc	COM	55268B956	5,314	60,000	SH	PUT	Sole		60,000	0	0
McMoran Exploration Co	COM	582411104	2,130	134,200	SH		Sole		134,200	0	0
Meditrust Corp	DEBT	58501TAC2	18,564	19,337,000	PRN		Sole		19,337,000	0	0
Merrill Lynch & Co Inc	COM	590188958	1,770	20,000	SH	PUT	Sole		20,000	0	0
Microsoft Corp	COM	594918104	538	6,000	SH		Sole		6,000	0	0
Microsoft Corp	COM	594918954	18,000	200,000	SH	PUT	Sole		200,000	0	0
Mobil Corp	COM	607059102	1,584	18,000	SH		Sole		18,000	0	0
Mobil Corp	COM	607059952	8,800	100,000	SH	PUT	Sole		100,000	0	0
Molex Inc. 	COM	608554200	2,654	102,700	SH		Sole		102,700	0	0
Navigant Intl Inc	COM	63935R108	2,416	454,700	SH		Sole		454,700	0	0
News Corp Ltd	COM	652487703	1,711	58,000	SH		Sole		58,000	0	0
Nextel Communications Inc	COM	65332V953	3,663	100,000	SH	PUT	Sole		100,000	0	0
Noel Group Inc	COM	655260107	3,346	2,974,200	SH		Sole		2,974,200	0	0
Nordic America Tanker Shippng	COM	G65773106	1,869	162,500	SH		Sole		162,500	0	0
North Amern Vaccine Inc	COM	657201109	108	16,337	SH		Sole		16,337	0	0
North Amern Vaccine Inc	DEBT	657201AC3	1,585	3,685,000	PRN		Sole		3,685,000	0	0
Omnicom Group Inc	DEBT	681919AE6	7,063	2,750,000	PRN		Sole		2,750,000	0	0
Pacificare Health Sys Del	COM	695112102	855	14,200	SH		Sole		14,200	0	0
Pennzenergy Co	COM	70931Q109	5,776	550,100	SH		Sole		550,100	0	0
Petsmart Inc	DEBT	716768AB2	2,088	1,890,000	PRN		Sole		1,890,000	0	0
Pharmerica Inc.	COM	717135107	5,260	1,058,700	SH		Sole		1,058,700	0	0
Possis Medical Inc	COM	737407106	3,876	387,607	SH		Sole		387,607	0	0
Pride Intl Inc	DEBT	741932AB3	500	2,000,000	PRN		Sole		2,000,000	0	0
Queen Sand Res Inc	COM	747927101	129	91,742	SH		Sole		91,742	0	0
Raytheon Co 	COM	755111309	3,298	57,100	SH		Sole		57,100	0	0
RJR Nabisco Holdings Corp	COM	74960K876	2,250	90,000	SH		Sole		90,000	0	0
RJR Nabisco Holdings Corp	COM	74960K906	750	30,000	SH	CALL	Sole		30,000	0	0
Royal Dutch Petro Co	COM	780257804	8,949	172,100	SH		Sole		172,100	0	0
Sara Lee Corp	COM	803111103	891	36,000	SH		Sole		36,000	0	0
Sara Lee Corp	COM	803111903	10,063	406,600	SH	CALL	Sole		406,600	0	0
Sheldahl Co	COM	822440103	711	114,342	SH		Sole		114,342	0	0
Spiros Dev Corp II Inc / Dura	COM	848935201	1,383	160,400	SH		Sole		160,400	0	0
SPX Corp	COM	784635954	45,030	35,000	SH	PUT	Sole		35,000	0	0
Sunbeam Corp	COM	867071902	1,113	200,000	SH	CALL	Sole		200,000	0	0
Telephone & Data Sys Inc	COM	879433100	16,913	300,000	SH		Sole		300,000	0	0
Texas Instrs Inc	COM	882508954	9,925	100,000	SH	PUT	Sole		100,000	0	0
Textron Inc. 	COM	883203901	1,161	15,000	SH	CALL	Sole		15,000	0	0
Thermo Fibertek Inc	DEBT	88355WAA3	3,803	4,500,000	PRN		Sole		4,500,000	0	0
Tmp Worldwide Inc	COM	872941109	2,461	38,654	SH		Sole		38,654	0	0
Total Renal Care Hldgs Inc	COM	89151A107	4,351	395,534	SH		Sole		395,534	0	0
Total Renal Care Hldgs Inc	COM	89151A907	270	24,500	SH	CALL	Sole		24,500	0	0
Toys R Us Inc.	COM	892335100	258	13,700	SH		Sole		13,700	0	0
Triarc Companies	COM	895927101	1,744	100,000	SH		Sole		100,000	0	0
U S Office Prods Co	COM	912325305	1,875	467,000	SH		Sole		467,000	0	0
Unilever N V	COM	904784501	870	13,100	SH		Sole		13,100	0	0
Unilever PLC	COM	904767605	1,458	39,400	SH		Sole		39,400	0	0
United Intl Hldgs Inc	COM	910734102	868	20,000	SH		Sole		20,000	0	0
United States Filter Corp New	COM	911843209	12,250	400,000	SH		Sole		400,000	0	0
United Sts Satellite	COM	912534104	3,532	206,600	SH		Sole		206,600	0	0
Vanguard Cellular Sys Inc	COM	922022108	26,833	984,700	SH		Sole		984,700	0	0
Wal Mart Stores Inc	COM	931142903	23,047	500,000	SH	CALL	Sole		500,000	0	0
Westfield America Inc.	COM	959910100	523	30,000	SH		Sole		30,000	0	0
Xerox Corp 	COM	984121903	10,338	124,642	SH	CALL	Sole		124,642	0	0
Xylan Corp	COM	984151100	4,992	135,500	SH		Sole		135,500	0	0
Yahoo Inc	COM	984332106	2,591	15,400	SH		Sole		15,400	0	0
Youth Svcs Intl Inc	DEBT	987816AB1	6,278	7,965,000	PRN		Sole		7,965,000	0	0
YPF Sociedad Anonima	COM	984245100	3,043	96,400	SH		Sole		96,400	0	0
Ziff-Davis Inc.	COM	989511100	344	16,000	SH		Sole		16,000	0	0